Employee Benefits - Summary of Cash Contributions and Payments made by Bank to Principal Plans (Parenthetical) (Detail) $ in Millions	12 Months Ended
Oct. 31, 2021 CAD ($)
SPP [member]
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid	$ 295
All other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid	76
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid	65
Defined contribution pension and other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid	$ 114